Transactions with Related Parties (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended		12 Months Ended
	Feb. 10, 2023	Dec. 20, 2021	Nov. 15, 2021	Nov. 15, 2021	Jun. 17, 2021	Jan. 01, 2021	May 14, 2019	Oct. 28, 2015	Jan. 31, 2023	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 17, 2021	Jun. 16, 2021	May 14, 2020
Related Party Transaction [Line Items]
Administration fees payable to related party											$ 1,652	$ 1,632	$ 1,632
Due from related parties											3,967
Due to related parties											1,028
issuance of common stock, shares												1,034,751
Due to Related Parties, Current											1,028	$ 6,962
Outstanding balance of promissory note											6,000	6,000
Memorandum of Agreement [Member] | SPP Shipbuilding Co. Ltd [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Expiration Period				7 years
Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory note percentage					7.50%
Maturity date		Apr. 01, 2024			Apr. 01, 2023
Principal amount		$ 6,000			$ 3,000									$ 1,000
Interest Payable														433
Interest on promissory note to be settled in common shares					$ 1,000
Debt Instrument, Convertible, Conversion Price															$ 3.6660
Debt Instrument, Convertible, Carrying Amount of Equity Component														$ 1,000
Promissory Note [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Promissory note percentage	7.50%
Maturity date	Mar. 14, 2023
Principal amount	$ 6,000
Payment of debt	$ 3,000
Promissory Note [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
issuance of common stock, shares					272,766
Maritime Investors Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory Note								$ 2,500
Promissory note percentage							9.00%	2.75%
Maturity date								Jan. 15, 2017
Principal balance								$ 5,000
Interest rate paid in cash							4.50%									4.50%
Debt instrument maturity date description							the Company entered into a second amendment to the Amended & Restated Promissory Note which (i) extended the repayment of the outstanding principal, in whole or in part, until the earlier of a) one year after the repayment of the credit facility of Eighthone with Entrust Global Permal (the “Credit Facility”) on September 2023 (see Note 8), b) January 15, 2024 and c) repayment of any Paid-In-Kind (“PIK”) interest and principal deficiency amount under the Credit Facility
Interest rate paid in restricted shares							4.50%
Payment of debt												226
Maritime Investors Promissory Note [Member] | Extended Maturity [Member]
Related Party Transaction [Line Items]
Maturity date								Mar. 31, 2020
Promissory Note [Member]
Related Party Transaction [Line Items]
Payment of debt										$ 64
Interest charged on promissory note											450	335	452
Promissory Note [Member] | Accrued and Other Liabilities [Member]
Related Party Transaction [Line Items]
Payment of debt											337	216
Cash payable											$ 113	64
Promissory Note [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Interest on promissory note to be settled in common shares						$ 57						226	$ 169
Promissory Note [Member] | Common Stock [Member] | Accrued and Other Liabilities [Member]
Related Party Transaction [Line Items]
Interest on promissory note to be settled in common shares												$ 55
Promissory Note [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Payment of debt									$ 113
Pyxis Maritime Corporation [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel											$ 0.325
Charter hire agreement commission rate											1.25%
Vessels initial term											5 years
Head management agreement commencement date											Mar. 23, 2020
Management agreements renewal period											5 years
Administration fees payable to related party											$ 1,600
Head management agreement, terms and manner of settlement											In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual Administration Fees. Pursuant to the amendment of this agreement on March 18, 2020, in the event of such change of control and termination, the Company shall also pay to Maritime an amount equal to 12 months of the then daily Ship-management Fees.
Ship-management and administration fees percentage increase											For 2020, the average rate in Greece was a deflation of 1.24% and, as a result, no adjustment was made to the Ship-management Fees and the Administration Fees for 2021. The average inflation rate in Greece in 2021 was 1.23% and, as a result, an adjustment to the Ship-management Fees and the Administration Fees have been made effective January 1, 2022. Effective January 1, the Ship-Management Fees and the Administration Fees for 2023 were increased by 9.65% in line with the average inflation rate in Greece in 2022 and were approximately $368 per day per ship and $1.8 million annually, respectively.
Pyxis Maritime Corporation [Member] | Pyxis Malou Vessel [Member]
Related Party Transaction [Line Items]
Base term expired											December 31, 2015
While Vessel is Under Construction [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel												$ 0.450
SPP Shipbuilding Co. Ltd [Member] | Memorandum of Agreement [Member]
Related Party Transaction [Line Items]
Interest on promissory note to be settled in common shares												$ 2,170
issuance of common stock, shares												1,034,751
Debt Instrument, Convertible, Carrying Amount of Equity Component												$ 1,325
Payments for Construction in Process			$ 32,000
Business Combination, Assets Arising from Contingencies, Amount Recognized, Other than at Fair Value			31,172	$ 31,172
Line of Credit, Current			$ 21,680	21,680
Cash												4,320
Due to Related Parties, Current												$ 2,995
SPP Shipbuilding Co. Ltd [Member] | Memorandum of Agreement [Member] | Secured Debt [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Collateral Fees, Amount				$ 3,000